Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 4,107,941	R$ 2,081,945
Short-term investments	193,715	183,850
Accounts receivable	3,974,238	6,334,526
Inventories	378,462	326,934
Recoverable income taxes	358,121	542,726
Other taxes	1,823,451	1,089,391
Judicial Deposits	1,095,827	1,514,464
Pension plan assets	7,618	5,430
Prepaid expenses	330,131	670,344
Held-for-sale assets	20,771,942	4,391,090
Other assets	754,292	852,581
Total current assets	33,795,738	17,993,281
Non-current assets
Long-term investments	10,341	33,942
Deferred tax assets	3,671,070	99,175
Other taxes	1,447,166	2,995,559
Judicial Deposits	6,198,008	6,651,383
Pension plan assets	36,917	54,615
Prepaid expenses	128,385	583,736
Other assets	595,704	437,667
Investments	123,579	133,765
Property, plant and equipment, net	24,135,058	38,910,834
Intangible assets	3,697,821	3,997,865
Total non-current assets	40,044,049	53,898,541
Total assets	73,839,787	71,891,822
Current liabilities
Trade payables	2,742,395	4,794,309
Trade payables Subject to the JRP	533,524	799,631
Payroll, related taxes and benefits	742,378	852,585
Derivative financial instruments	10,967	1,152
Borrowings and financing	424,957	326,388
Assignment of receivables	196,720
Income taxes payable	12,382	66,654
Other taxes	1,189,145	886,763
Licenses and concessions payable	43,415	58,582
Leases payable	654,662	1,510,097
Tax financing program	93,715	86,721
Provisions	781,942	547,996
Liabilities associated to held-for-sale assets	9,195,376	494,295
Other payables	1,391,530	1,410,744
Total current liabilities	18,013,108	11,835,917
Non-current liabilities
Trade payables Subject to the JRP	5,020,972	3,293,427
Borrowings and financing	25,918,777	17,900,361
Assignment of receivables	180,327
Other taxes	1,324,000	1,224,038
Leases payable	2,327,016	6,639,929
Tax financing program	252,502	330,782
Provisions	5,028,521	4,703,684
Provision for pension plans	702,058	633,012
Other payables	7,302,596	7,534,166
Total non-current liabilities	48,056,769	42,259,399
Total liabilities	66,069,877	54,095,316
Shareholders' equity
Share capital	32,538,937	32,538,937
Share issuance costs	(801,073)	(801,073)
Capital reserves	3,906,771	3,906,771
Treasury shares	(33,315)	(33,315)
Accumulated losses	(28,257,917)	(17,727,954)
Other comprehensive loss	398,089	(233,040)
Shareholders' equity attributable to the Company and subsidiaries	7,751,492	17,650,326
Non-controlling interest	18,418	146,180
Total shareholders' equity	7,769,910	17,796,506
Total liabilities and shareholders' equity	R$ 73,839,787	R$ 71,891,822